Related Party Transactions - Balances (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Balances with related parties
Amounts due to related parties	$ 4,350	$ 952
GasLog LNG Services
Balances with related parties
Amounts due to related parties	2,013	131
GasLog Ltd.
Balances with related parties
Amounts due to related parties	$ 2,337	$ 821